Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Apr 17, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
LoCorr Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	LFMAX
LoCorr Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	LFMCX
LoCorr Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	LFMIX
LoCorr Long/Short Commodities Strategy Fund | Class A
Risk/Return:
Trading Symbol	LCSAX
LoCorr Long/Short Commodities Strategy Fund | Class C
Risk/Return:
Trading Symbol	LCSCX
LoCorr Long/Short Commodities Strategy Fund | Class I
Risk/Return:
Trading Symbol	LCSIX

LoCorr Managed Futures Strategy Fund
LoCorr Managed Futures Strategy Fund
Investment Objectives:
The Fund's primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LoCorr Managed Futures Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LoCorr Managed Futures Strategy Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.87%	0.87%	0.87%
Swap Fees and Expenses	[2]	0.50%	0.50%	0.50%
Remaining Other Expenses		0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses		2.62%	3.37%	2.37%
[1]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the index range from 0% to 2% of assets and 10% to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap value quarterly.

Example:
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LoCorr Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	825	1,343	1,885	3,359
Class C	340	1,036	1,755	3,658
Class I	240	739	1,265	2,706

Portfolio Turnover:
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 45.59% of the average value of its portfolio.

Principal Investment Strategies:
  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	“Managed Futures” Strategy

•	“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products.  These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund’s country.

The Fund will execute its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent the adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund will use a total return swap (the "Swap"), a type of derivative instrument based on a customized index (the "Index") designed to replicate the aggregate returns of the managers selected by the adviser.  The Swap is based on a notional amount agreed upon by the adviser and the counterparty.  The adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.  However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Securities and Exchange Commission granted the Fund and the adviser an order that allows the adviser (subject to certain conditions including oversight and approval by the Fund's Board of Trustees) to hire a new sub-adviser or sub-advisers and  to change the terms of agreements with a sub-adviser or sub-advisers without shareholder approval.   Shareholders will be notified of any sub-adviser changes.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

The sub-adviser selects securities using a “top-down” approach that begins with the formulation of the sub-adviser’s general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, the sub-adviser selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  The sub-adviser selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  The sub-adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•	Limited History of Operations: The Fund has a limited history of operation. In addition, the adviser currently manages another mutual fund, the adviser had not managed a mutual fund prior to 2011.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Calendar Year Total Return

Highest Quarterly Return:	Q3 2012	0.57%

Lowest Quarterly Return:	Q1 2012	(5.88)%

Average Annual Total Return as of December 31, 2012
Average Annual Returns LoCorr Managed Futures Strategy Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	(5.75%)		(6.89%)		Mar 24, 2011
Class A	Class A Shares Return Before Taxes	(5.98%)	[1]	(7.10%)	[1]	Mar 22, 2011	[1]
Class C	Class C Shares Return Before Taxes	(6.77%)	[1]	(7.84%)	[1]	Mar 24, 2011	[1]
After Taxes on Distributions Class I	Class I Shares Return After Taxes on Distributions	(5.76%)		(6.89%)
After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.74%)		(5.83%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%		7.27%		Mar 24, 2011
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)	Barclay CTA Index (reflects no deduction for fees, expenses or taxes)	(1.65%)		(2.37%)		Mar 24, 2011
[1]	The Fund offers three classes of Shares. The Class I shares and Class C shares commenced operations on March 24, 2011 and Class A shares commenced operations on March 22, 2011. "Since Inception" performance for Class A shares is shown as of March 22, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C.  The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation in rising and falling equity markets
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with managing volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 45.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	“Managed Futures” Strategy

•	“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products.  These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund’s country.

The Fund will execute its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent the adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund will use a total return swap (the "Swap"), a type of derivative instrument based on a customized index (the "Index") designed to replicate the aggregate returns of the managers selected by the adviser.  The Swap is based on a notional amount agreed upon by the adviser and the counterparty.  The adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.  However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Securities and Exchange Commission granted the Fund and the adviser an order that allows the adviser (subject to certain conditions including oversight and approval by the Fund's Board of Trustees) to hire a new sub-adviser or sub-advisers and  to change the terms of agreements with a sub-adviser or sub-advisers without shareholder approval.   Shareholders will be notified of any sub-adviser changes.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

The sub-adviser selects securities using a “top-down” approach that begins with the formulation of the sub-adviser’s general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, the sub-adviser selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  The sub-adviser selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  The sub-adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•	Limited History of Operations: The Fund has a limited history of operation. In addition, the adviser currently manages another mutual fund, the adviser had not managed a mutual fund prior to 2011.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q3 2012	0.57%

Lowest Quarterly Return:	Q1 2012	(5.88)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor's situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A and Class C.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C.  The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2011
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclay CTA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	825
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,359
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.98%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 22, 2011	[3]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,658
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.77%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.84%)	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2011	[3]
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Annual Return 2012	rr_AnnualReturn2012	(5.75%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2011
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.89%)
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)

[1]	The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the index range from 0% to 2% of assets and 10% to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap value quarterly.
[2]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[3]	The Fund offers three classes of Shares. The Class I shares and Class C shares commenced operations on March 24, 2011 and Class A shares commenced operations on March 22, 2011. "Since Inception" performance for Class A shares is shown as of March 22, 2011.

LoCorr Long/Short Commodities Strategy Fund
LoCorr Long/Short Commodities Strategy Fund
Investment Objectives:
The Fund's primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LoCorr Long/Short Commodities Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LoCorr Long/Short Commodities Strategy Fund		Class A	Class C	Class I
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.88%	4.88%	4.88%
Swap Fees and Expenses	[2]	0.50%	0.50%	0.50%
Remaining Other expenses		4.38%	4.38%	4.38%
Total Annual Fund Operating Expenses		6.63%	7.38%	6.38%
Fee Waiver	[3]	(3.92%)	(3.92%)	(3.92%)
Total Annual Fund Operating Expenses After Fee Waiver		2.71%	3.46%	2.46%
[1]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Commodities strategy can be found in the "Principal Investment Strategies" section of this Prospectus. "Other Expenses" include acquired fund fees and expense ("AFFE"). AFFE are not included in the Financial Highlights, which reflects only the operating expenses of the Fund.
[2]	The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the index range from 0% to 2% of assets and 10% to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap value quarterly.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.95% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LoCorr Long/Short Commodities Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	833	2,091	3,308	6,181
Class C	349	1,812	3,206	6,412
Class I	249	1,540	2,795	5,784

Portfolio Turnover:
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended December 31, 2012, the Fund’s portfolio turnover rate was 60.42% of the average value of its portfolio.

Principal Investment Strategies:
  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	“Commodities” Strategy

•	“Fixed Income” Strategy

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) energy resources, (b) metals or (c) agricultural products.  These derivative instruments are used as substitutes for commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Commoditiesstrategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Commodities sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Commodities strategy investments will be made without restriction as to the Underlying Fund’s country.

The Fund will execute its Commodities strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent the adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund will use a total return swap (the "Swap"), a type of derivative instrument based on a customized index (the "Index") designed to replicate the aggregate returns of the managers selected by the adviser.  The Swap is based on a notional amount agreed upon by the adviser and the counterparty.  The adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Commodities strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Commodities strategy investments among sub-strategies that are not expected to have returns that are highly correlated to each other or the commodities markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the commodities markets in general and that are not expected to have returns that are highly correlated to the commodities markets or the Commodities strategy.  However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Securities and Exchange Commission granted the Fund and the adviser an order that allows the adviser (subject to certain conditions including oversight and approval by the Fund's Board of Trustees) to hire a new sub-adviser or sub-advisers and to change the terms of agreements with a sub-adviser or sub-advisers without shareholder approval.   Shareholders will be notified of any sub-adviser changes.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the commodities markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

The sub-adviser selects securities using a “bottom-up” approach that begins with fundamental analysis. The portfolio construction process emphasizes income generation with risk control by focusing on broad diversification across issuer and sector.  The sub-adviser is typically strategically over-weighted in non-Treasury sectors. Portfolios are diversified among agency, corporate bonds, mortgage-backed, commercial mortgage-backed, asset-backed, supranational, sovereign, and municipal securities. The sub-adviser may select futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  The sub-adviser may sell securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•
Limited History of Operations:  The Fund has a limited history of operation.  In addition, while the adviser currently manages another mutual fund, the adviser had not managed a mutual fund prior to 2011.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of commodities strategy investing, relative to traditional stock portfolios.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Calendar Year Total Return

Highest Quarterly Return:	Q1 2012	(0.70)%

Lowest Quarterly Return:	Q4 2012	(7.51)%

Average Annual Total Return as of December 31, 2012
Average Annual Returns LoCorr Long/Short Commodities Strategy Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	(16.20%)	(16.20%)	Jan 1, 2012
Class A	Class A Shares Return Before Taxes	(16.30%)	(16.30%)	Jan 1, 2012
Class C	Class C Shares Return Before Taxes	(17.10%)	(17.10%)	Jan 1, 2012
After Taxes on Distributions Class I	Class I Shares Return After Taxes on Distributions	(16.20%)	(16.20%)
After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(10.53%)	(10.53%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.00%	Jan 1, 2012
Barclays CTA Index (reflects no deduction for fees, expenses or taxes)	Barclays CTA Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	(1.65%)	Jan 1, 2012
Morningstar Long/Short Commodity Index (reflects no deduction for fees, expenses or taxes)	Morningstar Long/Short Commodity Index (reflects no deduction for fees, expenses or taxes)	(11.37%)	(11.37%)	Jan 1, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A.  The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Long/Short Commodities Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation in rising and falling commodities markets
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with managing volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended December 31, 2012, the Fund’s portfolio turnover rate was 60.42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.42%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•	“Commodities” Strategy

•	“Fixed Income” Strategy

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) energy resources, (b) metals or (c) agricultural products.  These derivative instruments are used as substitutes for commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Commoditiesstrategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Commodities sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Commodities strategy investments will be made without restriction as to the Underlying Fund’s country.

The Fund will execute its Commodities strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent the adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund will use a total return swap (the "Swap"), a type of derivative instrument based on a customized index (the "Index") designed to replicate the aggregate returns of the managers selected by the adviser.  The Swap is based on a notional amount agreed upon by the adviser and the counterparty.  The adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Commodities strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Commodities strategy investments among sub-strategies that are not expected to have returns that are highly correlated to each other or the commodities markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the commodities markets in general and that are not expected to have returns that are highly correlated to the commodities markets or the Commodities strategy.  However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Securities and Exchange Commission granted the Fund and the adviser an order that allows the adviser (subject to certain conditions including oversight and approval by the Fund's Board of Trustees) to hire a new sub-adviser or sub-advisers and to change the terms of agreements with a sub-adviser or sub-advisers without shareholder approval.   Shareholders will be notified of any sub-adviser changes.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the commodities markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

The sub-adviser selects securities using a “bottom-up” approach that begins with fundamental analysis. The portfolio construction process emphasizes income generation with risk control by focusing on broad diversification across issuer and sector.  The sub-adviser is typically strategically over-weighted in non-Treasury sectors. Portfolios are diversified among agency, corporate bonds, mortgage-backed, commercial mortgage-backed, asset-backed, supranational, sovereign, and municipal securities. The sub-adviser may select futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  The sub-adviser may sell securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•
Limited History of Operations:  The Fund has a limited history of operation.  In addition, while the adviser currently manages another mutual fund, the adviser had not managed a mutual fund prior to 2011.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•
Underlying Funds Risk:  Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of commodities strategy investing, relative to traditional stock portfolios.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1-year and since inception compare with that of a broad-based securities index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q1 2012	(0.70)%

Lowest Quarterly Return:	Q4 2012	(7.51)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.70%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.51%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor's situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A.  The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return before taxes and return before taxes on distributions, because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Barclays CTA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays CTA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Morningstar Long/Short Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Long/Short Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	4.38%
Other Expenses	rr_OtherExpensesOverAssets	4.88%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.71%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	833
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,181
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	4.38%
Other Expenses	rr_OtherExpensesOverAssets	4.88%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.38%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,812
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,412
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(17.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.50%	[1]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	4.38%
Other Expenses	rr_OtherExpensesOverAssets	4.88%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.38%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,784
Annual Return 2012	rr_AnnualReturn2012	(16.20%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.20%)
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.53%)

[1]	The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the index range from 0% to 2% of assets and 10% to 20% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap value quarterly.
[2]	"Other Expenses," which have been estimated and restated, include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") and the fee paid to the counterparty of the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. More information regarding the Subsidiary and the investments made to pursue the Fund's Commodities strategy can be found in the "Principal Investment Strategies" section of this Prospectus. "Other Expenses" include acquired fund fees and expense ("AFFE"). AFFE are not included in the Financial Highlights, which reflects only the operating expenses of the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.95% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

LoCorr Long/Short Equity Fund
LoCorr Long/Short Equity Fund
Investment Objectives:
The Fund's investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LoCorr Long/Short Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LoCorr Long/Short Equity Fund		Class A	Class C	Class I
Management Fees		2.45%	2.45%	2.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.80%	0.80%	0.80%
Dividend Expense and Fees on Short Sales		0.25%	0.25%	0.25%
Remaining Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		3.50%	4.25%	3.25%
Fee Waiver	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		3.40%	4.15%	3.15%
[1]	"Other Expenses" are estimated for the current fiscal year
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 2.90% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example LoCorr Long/Short Equity Fund (USD $)	1 Year	3 Years
Class A	898	1,578
Class C	417	1,280
Class I	318	992

Portfolio Turnover:
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:
  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible in to stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as "junk bonds."  Junk bonds are rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser seeks to achieve the Fund's primary investment objective of long-term capital appreciation by using a "long/short equity" strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The adviser will also use one or more exchange-traded funds ("ETFs") to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

•
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

•
Risk Management represents the ongoing attention to the historical return performance of a long/short equity sub-adviser as well as the interaction or correlation of returns between long/short equity strategies.  Using this risk management process, the adviser believes the Fund’s returns, over time, will have less volatility compared to traditional broad-based equity market indices.

SUB-ADVISER’S INVESTMENT PROCESS

Millennium Asset Management, L.L.C. serves as the Fund’s sub-adviser. The sub-adviser’s research process includes direct contact with senior level management of the companies in which the Fund invests to better understand the business model and to quickly and more accurately assess any changes that may develop at those companies.  This in-depth review of the companies drives the sub-adviser’s financial forecasts and enables a more accurate assessment of the catalysts that drive a company’s valuation.  For both long and short investments, the sub-adviser selects companies in which it has the greatest confidence.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

•
Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

•
ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

•
Management Risk:  The adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results.  A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

•
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•
Short Selling Risk:  The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds.  Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

•
Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking long-term capital appreciation with reduced volatility.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 50 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible in to stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as "junk bonds."  Junk bonds are rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser seeks to achieve the Fund's primary investment objective of long-term capital appreciation by using a "long/short equity" strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The adviser will also use one or more exchange-traded funds ("ETFs") to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

•
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

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Risk Management represents the ongoing attention to the historical return performance of a long/short equity sub-adviser as well as the interaction or correlation of returns between long/short equity strategies.  Using this risk management process, the adviser believes the Fund’s returns, over time, will have less volatility compared to traditional broad-based equity market indices.

SUB-ADVISER’S INVESTMENT PROCESS

Millennium Asset Management, L.L.C. serves as the Fund’s sub-adviser. The sub-adviser’s research process includes direct contact with senior level management of the companies in which the Fund invests to better understand the business model and to quickly and more accurately assess any changes that may develop at those companies.  This in-depth review of the companies drives the sub-adviser’s financial forecasts and enables a more accurate assessment of the catalysts that drive a company’s valuation.  For both long and short investments, the sub-adviser selects companies in which it has the greatest confidence.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

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Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.

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Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

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Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

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ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

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Management Risk:  The adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results.  A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

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Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

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Short Selling Risk:  The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds.  Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking long-term capital appreciation with reduced volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	898
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,578
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	417
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,280
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	992

[1]	"Other Expenses" are estimated for the current fiscal year
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 2.90% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013